Janus Henderson Flexible Bond Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.06%	(1.34%)	1.63%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.63%	(1.04%)	1.46%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.20%	(0.55%)	2.00%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.65%	(0.09%)	2.46%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	(0.05%)	2.51%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.83%	(0.79%)	1.76%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	(1.74%)	0.95%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	4.33%	(0.85%)	1.16%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	(0.31%)	2.27%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.